SHARE CAPITAL (Convertible Notes) (Details) (USD $)	6 Months Ended		12 Months Ended			129 Months Ended	0 Months Ended							12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012	Jul. 29, 2011 Placement Agent [Member]	May 31, 2011 Placement Agent [Member]	Apr. 29, 2011 Placement Agent [Member]	Mar. 31, 2011 Placement Agent [Member]	Jan. 31, 2011 Placement Agent [Member]	Dec. 30, 2010 Placement Agent [Member]	Dec. 16, 2010 Placement Agent [Member]	Dec. 31, 2011 Placement Agent [Member] perUnitItemType	Dec. 31, 2010 Placement Agent [Member] perUnitItemType	Dec. 31, 2010 Secured Convertible Notes [Member]	Dec. 31, 2010 Secured Convertible Notes [Member] Placement Agent [Member] perUnitItemType	Dec. 31, 2010 Secured Convertible Notes [Member] Conversion of Secured Notes [Member]	Dec. 31, 2010 Secured Convertible Notes [Member] Conversion of Secured Notes, Variable Portion [Member]	Dec. 31, 2011 Unsecured Junior Promissory Notes [Member]	Dec. 31, 2010 Unsecured Junior Promissory Notes [Member]	Dec. 31, 2010 Unsecured Junior Promissory Notes [Member] Placement Agent [Member] perUnitItemType	Dec. 31, 2010 Unsecured Junior Promissory Notes [Member] Conversion of Junior Promissory Notes [Member]
Debt Instrument [Line Items]
Principal amount of debt																$ 999,000					$ 170,000
Proceeds from issuance of convertible notes				1,144,000		1,144,000														25,000
Debt interest rate																9.00%
Debt maturity date																Aug. 09, 2010
Numerator in obtaining repayment amount, if repaid in stock																200.00%					200.00%
Numerator in obtaining repayment amount, if repaid in cash																100.00%					100.00%
Percent of notes recognized as stock-based compensation																					100.00%
Shares issued for debt conversion																		87,977	171,208				54,792
Principle amount of debt converted into shares																		549,797
Fair value of stock issued for debt																			1,069,244				245,100
Repayments of convertible notes				527,396		527,396										527,396
Repurchase percentage of debt																			100.00%				200.00%
Number of warrants issued							26,968	3,420	4,000	9,077	1,632	4,800	48,260	45,097	83,281		25,919					5,480
Warrant exercise price														6.25	6.25		6.25					6.25
Payments of costs to placement agent																	$ 129,870					$ 77,292